Financial risk management activities	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial risk management activities	Financial risk management activities
Fair Value hierarchy
The group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents, trade, other receivables and other assets and trade and other payables
The carrying amounts approximate fair value due to their short-term nature.

Investments and other non-current assets
Listed equity investments classified as FVTOCI and FVTPL are carried at fair value in level 1 of the fair value hierarchy while fixed income investments and other non-current assets are carried at amortised cost
Borrowings
The rated bonds are carried at amortised cost and their fair values are their closing market values at the reporting date which results in the difference noted in the table below. The interest rate on the remaining borrowings is reset on a short-term floating rate basis and accordingly the carrying amount is considered to approximate the fair value.

	As at	As at	As at
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Carrying amount	2,728	2,055	2,033
Fair value	2,826	2,149	2,135

Other financial assets and financial liabilities
The following tables set out the group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy:

Types of instruments:

Securities
		Jun	2020			Jun	2019			Dec	2019
	Unaudited				Unaudited				Audited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value:
Other equity securities FVTPL (1)	15	4		19	20			20	21			21
Other equity securities FVOCI	132			132	62			62	82			82

Financial liabilities measured at fair value:
Gold and oil derivative contracts		10		10

(1) Included in equity securities - FVTPL are amounts transferred to held for sale

Level 2 Financial assets

The fair value measurements of the PureGold warrants have been categorised as Level 2 fair values based on observable market data other than quoted market prices. The warrants have been valued using the Black-Scholes Model which takes into account the following inputs:

•Volatility of the underlying asset (i.e. the PureGold shares);
•Strike price of the warrants;
•Canadian risk free interest rate; and
•Time to expiration.

The remaining warrants have an expiration date of 18 July 2022.

Level 2 Financial liabilities

The fair values of the gold and oil derivative contracts are determined by using the applicable valuation models for each instrument type with the key inputs being forward prices, the number of outstanding ounces or barrels on open contracts and volatilities.

Gold
In January 2020, AngloGold Ashanti entered into Asian style zero-cost collars for a total of 130,900 ounces of Argentina’s annual gold production for the period February 2020 to December 2020. The strike prices are $1,500 per ounce on the floor and an average price of
$1,701.34 per ounce on the cap.

At 30 June 2020, the marked to market value of the derivative was an unrealised loss of $7m and a realised loss of $1m.

Oil
In February 2020, AngloGold Ashanti entered into Asian style zero-cost collars for a total of approximately 342,000 barrels of Brent crude oil for the period February 2020 to December 2020. The average strike prices are $45 per barrel on the floor and an average price of $65 per barrel on the cap.

In February 2020, AngloGold Ashanti entered into Asian style zero-cost collars for a total of approximately 622,000 barrels of Brent crude oil for the period March 2020 to December 2020. The average strike prices are $44.50 per barrel on the floor and an average price of $65 per barrel on the cap.

At 30 June 2020, the marked to market value of the derivative was an unrealised loss of $3m and a realised loss of $4m.

Environmental obligations
Pursuant to environmental regulations in the countries in which we operate, in connection with planning for end-of-life of our mines, we are obligated to rehabilitate the lands where such mines are located. In most cases, AngloGold Ashanti is required to provide financial guarantees for such work, including reclamation bonds or letters of credit issued by third party entities, independent trust funds or cash reserves maintained by the operation, to the respective environmental protection agency, or such other government department with responsibility for environmental oversight in the respective country, to cover the estimated environmental rehabilitation obligations.

In most cases, the environmental obligations will expire on completion of the rehabilitation although, in some cases, we may be required to post bonds for potential events or conditions that could arise after the rehabilitation has been completed.
In South Africa (excluding MWS), we have established a trust fund which has assets of ZAR 1.168bn and guarantees of ZAR 0.549bn issued by various banks, for a current carrying value of the liability of ZAR 0.873bn. In Australia, since 2014, we have paid into a Mine Rehabilitation Fund an amount of AUD $6.8m for a current carrying value of the liability of AUD $144.3m. At Iduapriem, we have provided a bond comprising of a cash component of $10.2m with a further bond guarantee amounting to $36.4m issued by Ecobank Ghana Limited, United Bank for Africa (Ghana) Ltd and Barclays Bank (Ghana) Limited for a current carrying value of the liability of $51.5m. At Obuasi, we have provided a bond comprising of a cash component of $20.96m with a further bank guarantee amounting to $30.0m issued equally by ABSA Bank Ghana Limited and United Bank for Africa Ghana Limited (UBA) for a current carrying value of the liability of $197.6m. In some circumstances we may be required to post further bonds in due course which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.